Employee Savings and Pension Plan - Summary of Weighted-Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Discount rate	2.10%	3.00%
Rate of compensation increase	3.60%	3.70%